Bank Loans and issuance of Debt Securities - Summary of Issuance of Debt Securities (Parenthetical) (Detail) - MXN ($) $ in Thousands								12 Months Ended
	Jun. 25, 2020	Feb. 13, 2020	Mar. 29, 2019	Nov. 09, 2017	Apr. 06, 2017	Jul. 08, 2016	Feb. 20, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 29, 2016
Disclosure of debt securities [line items]
Issuance of debt securities								$ 17,000,000	$ 12,000,000	$ 9,000,000
Derivative financial instrument basis points		17.00%
Unsecured Debt GAP-15 [Member] | TIIE Rate Plus 24 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities							$ 1,100,000		$ 2,200,000	2,200,000	$ 1,100,000
Borrowings interest rate basis								28-day TIIE plus 24 basis points
Derivative financial instrument basis points							24.00%				24.00%
Maturity period							5 years
Maturity date							Feb. 14, 2020
Interest rate of debt									4.4882%
Unsecured Debt GAP-15-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities							$ 1,500,000	$ 1,500,000	$ 1,500,000	1,500,000
Maturity period							10 years
Maturity date							Feb. 07, 2025
Interest rate of debt							7.08%
Unsecured Debt GAP-16 [Member] | TIIE Rate Plus 49 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities						$ 1,500,000		$ 1,500,000	$ 1,500,000	1,500,000
Borrowings interest rate basis								28-day TIIE plus 49 basis points
Derivative financial instrument basis points						49.00%
Maturity period						5 years
Interest rate of debt									4.4882%
Unsecured Debt GAP-17 [Member] | TIIE Rate Plus 49 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities					$ 1,500,000			$ 1,500,000	$ 1,500,000	1,500,000
Borrowings interest rate basis					28-day TIIE plus 49 basis points
Derivative financial instrument basis points					49.00%				4.4882%
Maturity period					5 years
Unsecured Debt GAP-17-2 [Member] | TIIE Rate Plus 44 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				$ 2,300,000				2,300,000	$ 2,300,000	$ 2,300,000
Borrowings interest rate basis				28-day TIIE plus 44 basis points
Derivative financial instrument basis points				44.00%					4.4882%
Maturity period				5 years
Unsecured Debt GAP-19 [Member] | TIIE Rate Plus 44 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities			$ 3,000,000					$ 3,000,000	$ 3,000,000
Borrowings interest rate basis			28-day TIIE plus 44 basis points
Derivative financial instrument basis points			44.00%						4.4882%
Maturity period			5 years
Unsecured Debt GAP 20 [Member] | TIIE Rate Plus 17 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities		$ 3,000,000
Borrowings interest rate basis		28-day TIIE plus 17 basis points
Derivative financial instrument basis points		17.00%						4.4882%
Maturity period		5 years
Unsecured Debt GAP-20-2 [Member] | TIIE Plus 85 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 602,000							$ 602,000
Borrowings interest rate basis	28-day TIIE plus 85 basis points
Derivative financial instrument basis points	85.00%							4.4882%
Maturity period	3 years
Unsecured Debt GAP-20-3 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 3,598,000							$ 3,598,000
Maturity period	7 years
Interest rate of debt	8.14%